Morgan Stanley China A Share Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

	Shares	Value (000)
COMMON STOCKS (78.8%)
Air Freight & Logistics (0.3%)
SF Holding Co. Ltd., Class A	164,900	$914

Automobile Components (2.6%)
Fuyao Glass Industry Group Co. Ltd., Class A	612,800	5,111
Ningbo Tuopu Group Co. Ltd., Class A	390,200	3,288
		8,399
Automobiles (0.6%)
BYD Co. Ltd., Class A	123,500	1,908

Banks (6.8%)
Bank of Jiangsu Co. Ltd., Class A	4,038,900	6,388
Bank of Ningbo Co. Ltd., Class A	699,037	3,089
China Construction Bank Corp., Class A	3,004,111	4,202
China Merchants Bank Co. Ltd., Class A	1,503,008	8,589
		22,268
Beverages (2.3%)
Eastroc Beverage Group Co. Ltd., Class A	28,000	834
Kweichow Moutai Co. Ltd., Class A	28,049	5,907
Tsingtao Brewery Co. Ltd., Class A	89,400	804
		7,545
Biotechnology (1.4%)
BeOne Medicines Ltd., Class A (a)	133,363	4,571

Capital Markets (6.0%)
China International Capital Corp. Ltd., Class A	1,313,774	6,225
CITIC Securities Co. Ltd., Class A	2,008,515	7,049
Huatai Securities Co. Ltd., Class A	2,369,200	6,180
		19,454
Chemicals (0.9%)
Ganfeng Lithium Group Co. Ltd., Class A	126,200	1,456
Wanhua Chemical Group Co. Ltd., Class A	123,800	1,439
		2,895
Communications Equipment (3.0%)
Zhongji Innolight Co. Ltd., Class A	115,240	9,872

Construction & Engineering (0.3%)
China State Construction Engineering Corp. Ltd., Class A	1,276,940	931

Construction Materials (0.7%)
Anhui Conch Cement Co. Ltd., Class A	721,200	2,431

Electrical Equipment (8.2%)
Contemporary Amperex Technology Co. Ltd., Class A	256,340	15,167
Dongfang Electric Corp. Ltd., Class A	605,600	3,121
NARI Technology Co. Ltd., Class A	604,833	2,293
Shenzhen Megmeet Electrical Co. Ltd., Class A	61,400	891
Sieyuan Electric Co. Ltd., Class A	74,100	2,192
Sungrow Power Supply Co. Ltd., Class A	143,431	3,190
		26,854
Electronic Equipment, Instruments & Components (5.8%)
Eoptolink Technology, Inc. Ltd., Class A	122,400	8,123
Foxconn Industrial Internet Co. Ltd., Class A	494,400	3,816
Luxshare Precision Industry Co. Ltd., Class A	427,200	3,138
Victory Giant Technology Huizhou Co. Ltd., Class A	101,300	3,789
		18,866
Gas Utilities (0.8%)
ENN Natural Gas Co. Ltd., Class A	806,500	2,581

Household Durables (1.8%)
Midea Group Co. Ltd., Class A	539,346	6,008

Independent Power & Renewable Electricity Producers (2.4%)
China Yangtze Power Co. Ltd., Class A	1,722,314	6,752
SDIC Power Holdings Co. Ltd., Class A	525,800	1,080
		7,832
Insurance (2.4%)
China Life Insurance Co. Ltd., Class A	95,300	506
People’s Insurance Co. Group of China Ltd., Class A	1,278,600	1,360
Ping An Insurance Group Co. of China Ltd., Class A	739,619	6,129
		7,995
Life Sciences Tools & Services (1.2%)
WuXi AppTec Co. Ltd., Class A	261,300	3,791

Morgan Stanley China A Share Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

	Shares	Value (000)
Machinery (8.4%)
Anhui Yingliu Electromechanical Co. Ltd., Class A	179,200	$1,625
CRRC Corp. Ltd., Class A	2,282,800	2,108
Hangcha Group Co. Ltd., Class A	457,519	1,642
Han’s Laser Technology Industry Group Co. Ltd., Class A	396,800	3,593
Huaming Power Equipment Co. Ltd., Class A	603,900	2,389
Jiangsu Hengli Hydraulic Co. Ltd., Class A	176,900	2,493
Sany Heavy Industry Co. Ltd., Class A	1,019,053	2,862
Shenzhen Inovance Technology Co. Ltd., Class A	411,300	4,029
Weichai Power Co. Ltd., Class A	764,100	2,715
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	644,700	4,062
		27,518
Media (0.3%)
Focus Media Information Technology Co. Ltd., Class A	1,065,900	1,018

Metals & Mining (4.4%)
Yunnan Aluminium Co. Ltd., Class A	773,700	3,530
Zijin Mining Group Co. Ltd., Class A	2,255,500	10,954
		14,484
Oil, Gas & Consumable Fuels (1.6%)
China Shenhua Energy Co. Ltd., Class A	425,385	2,878
PetroChina Co. Ltd., Class A	1,388,400	2,428
		5,306
Passenger Airlines (0.3%)
Spring Airlines Co. Ltd., Class A	124,600	838

Pharmaceuticals (2.1%)
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	597,500	4,828
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	425,400	2,155
		6,983
Semiconductors & Semiconductor Equipment (12.5%)
Advanced Micro-Fabrication Equipment, Inc. China, Class A	202,610	9,157
Cambricon Technologies Corp. Ltd., Class A (a)	22,564	3,280
Hua Hong Semiconductor Ltd., Class A (a)	381,020	5,977
Hygon Information Technology Co. Ltd., Class A	95,581	2,985
JCET Group Co. Ltd., Class A	559,800	3,209
Montage Technology Co. Ltd., Class A	375,716	6,989
NAURA Technology Group Co. Ltd., Class A	129,525	8,518
TongFu Microelectronics Co. Ltd., Class A	116,200	707
		40,822
Software (0.3%)
Beijing Kingsoft Office Software, Inc., Class A	29,120	996

Tech Hardware, Storage & Peripherals (0.8%)
Huaqin Technology Co. Ltd., Class A	45,200	538
IEIT Systems Co. Ltd., Class A	232,494	1,934
		2,472
Transportation Infrastructure (0.6%)
Guangdong Provincial Expressway Development Co. Ltd., Class A	949,900	1,795
TOTAL COMMON STOCKS (Cost $196,128)		257,347

SHORT-TERM INVESTMENT (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (b) (Cost $475)	475,175	475
TOTAL INVESTMENTS (79.0%) (Cost $196,603) (c)(d)(e)		257,822
OTHER ASSETS IN EXCESS OF LIABILITIES (21.0%)		68,726
NET ASSETS (100.0%)		$326,548

Morgan Stanley China A Share Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $257,347,000 and 78.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $64,854,000 and the aggregate gross unrealized depreciation is approximately $3,635,000, resulting in net unrealized appreciation of approximately $61,219,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.0%
Semiconductors & Semiconductor Equipment	15.8
Machinery	10.7
Electrical Equipment	10.4
Banks	8.6
Capital Markets	7.6
Electronic Equipment, Instruments & Components	7.3
Metals & Mining	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley China A Share Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser and Morgan Stanley Investment Management Company (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley China A Share Fund, Inc.
First Quarter Report — March 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley China A Share Fund, Inc.
First Quarter Report — March 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$914	$—	$914
Automobile Components	—	8,399	—	8,399
Automobiles	—	1,908	—	1,908
Banks	—	22,268	—	22,268
Beverages	—	7,545	—	7,545
Biotechnology	—	4,571	—	4,571
Capital Markets	—	19,454	—	19,454
Chemicals	—	2,895	—	2,895
Communications Equipment	—	9,872	—	9,872
Construction & Engineering	—	931	—	931
Construction Materials	—	2,431	—	2,431
Electrical Equipment	—	26,854	—	26,854
Electronic Equipment, Instruments & Components	—	18,866	—	18,866
Gas Utilities	—	2,581	—	2,581
Household Durables	—	6,008	—	6,008
Independent Power & Renewable Electricity Producers	—	7,832	—	7,832
Insurance	—	7,995	—	7,995
Life Sciences Tools & Services	—	3,791	—	3,791
Machinery	—	27,518	—	27,518
Media	—	1,018	—	1,018
Metals & Mining	—	14,484	—	14,484
Oil, Gas & Consumable Fuels	—	5,306	—	5,306
Passenger Airlines	—	838	—	838
Pharmaceuticals	—	6,983	—	6,983
Semiconductors & Semiconductor Equipment	—	40,822	—	40,822
Software	—	996	—	996
Tech Hardware, Storage & Peripherals	—	2,472	—	2,472
Transportation Infrastructure	—	1,795	—	1,795
Total Common Stocks	—	257,347	—	257,347
Short-Term Investment
Investment Company	475	—	—	475
Total Assets	$475	$257,347	$—	$257,822

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.